John Hancock

Disciplined Alternative Yield

(formerly John Hancock Redwood Fund)

Quarterly portfolio holdings 5/31/19

Fund’s investments

As of 5-31-19 (unaudited)

	Shares	Value
Common stocks 101.0%		$82,422,710
(Cost $85,945,767)
Communication services 13.7%		11,156,394

Diversified telecommunication services 1.4%
AT&T, Inc. (A)	38,413	1,174,670
Entertainment 3.4%
The Walt Disney Company (A)	20,900	2,759,636
Interactive media and services 3.8%
Alphabet, Inc., Class A (A)(B)	2,800	3,098,200
Media 5.1%
Comcast Corp., Class A (A)	36,700	1,504,700
Fox Corp., Class A (A)	33,200	1,169,636
Liberty Global PLC, Series C (A)(B)	59,800	1,449,552
Consumer discretionary 15.8%		12,938,580

Auto components 0.8%
Lear Corp. (A)	5,600	666,568
Hotels, restaurants and leisure 3.1%
Las Vegas Sands Corp. (A)	23,100	1,270,500
Wyndham Hotels & Resorts, Inc. (A)	23,400	1,248,156
Household durables 3.9%
D.R. Horton, Inc. (A)	29,400	1,257,144
Toll Brothers, Inc. (A)	56,200	1,954,074
Internet and direct marketing retail 1.4%
Booking Holdings, Inc. (A)(B)	700	1,159,354
Multiline retail 2.5%
Dollar General Corp. (A)	8,000	1,018,240
Macy’s, Inc. (A)	47,700	981,189
Specialty retail 3.1%
Dick’s Sporting Goods, Inc. (A)	28,900	997,339
Lowe’s Companies, Inc. (A)	16,700	1,557,776
Textiles, apparel and luxury goods 1.0%
Tapestry, Inc. (A)	29,000	828,240
Consumer staples 3.2%		2,599,507

Food and staples retailing 3.2%
The Kroger Company (A)	91,900	2,096,239
Walgreens Boots Alliance, Inc. (A)	10,200	503,268
Energy 10.3%		8,401,543

Oil, gas and consumable fuels 10.3%
Cimarex Energy Company (A)	12,700	726,313
Diamondback Energy, Inc. (A)	32,800	3,216,368
EOG Resources, Inc. (A)	22,300	1,825,924
Marathon Petroleum Corp. (A)	14,100	648,459
Parsley Energy, Inc., Class A (A)(B)	111,300	1,984,479
Financials 28.7%		23,438,189

Banks 19.0%
Bank of America Corp. (A)	92,600	2,463,160
Citigroup, Inc. (A)	145,900	9,067,685
JPMorgan Chase & Co. (A)	18,000	1,907,280
KeyCorp (A)	50,000	798,500

2	JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (A)	29,200	$1,295,604
Capital markets 6.8%
TD Ameritrade Holding Corp. (A)	45,800	2,278,550
The Goldman Sachs Group, Inc. (A)	17,900	3,266,571
Consumer finance 1.0%
Capital One Financial Corp. (A)	9,900	850,113
Insurance 1.9%
Everest Re Group, Ltd. (A)	6,100	1,510,726
Health care 7.3%		5,929,015

Biotechnology 1.2%
Gilead Sciences, Inc. (A)	15,000	933,750
Health care providers and services 4.5%
CVS Health Corp. (A)	18,000	942,660
HCA Healthcare, Inc. (A)	13,400	1,620,864
McKesson Corp. (A)	9,100	1,111,474
Pharmaceuticals 1.6%
Bristol-Myers Squibb Company (A)	29,100	1,320,267
Industrials 5.3%		4,296,452

Aerospace and defense 1.4%
The Boeing Company (A)	3,200	1,093,152
Airlines 3.9%
Delta Air Lines, Inc. (A)	62,200	3,203,300
Information technology 15.6%		12,752,702

Semiconductors and semiconductor equipment 1.4%
Intel Corp. (A)	25,500	1,123,020
Software 3.2%
Nuance Communications, Inc. (A)(B)	154,300	2,649,331
Technology hardware, storage and peripherals 11.0%
Apple, Inc. (A)	28,900	5,059,523
HP, Inc. (A)	90,100	1,683,068
NetApp, Inc. (A)	37,800	2,237,760
Materials 1.1%		910,328

Chemicals 1.1%
The Mosaic Company (A)	42,400	910,328

	Yield (%)		Shares	Value
Short-term investments 11.1%				$9,077,482
(Cost $9,077,482)
Money market funds 11.1%				9,077,482

State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3150	(C)	9,077,482	9,077,482
Total investments (Cost $95,023,249) 112.1%				$91,500,192
Other assets and liabilities, net (12.1%)				(9,862,006)
Total net assets 100.0%				$81,638,186

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND	3

Security Abbreviations and Legend

(A)	All or a portion of this security is segregated as collateral for options. Total collateral value at 5-31-19 was $77,699,134.

(B)	Non-income producing security.

(C)	The rate shown is the annualized seven-day yield as of 5-31-19.

4	JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES

WRITTEN OPTIONS

Options on securities

Counterparty (OTC)/ Exchange-traded	Name of issuer	Exercise price		Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Alphabet, Inc.	USD	1,070.00	Nov 2019	20	2,000	$303,933	$(210,700)
Exchange-traded	Alphabet, Inc.	USD	1,100.00	Dec 2019	8	800	110,435	(76,520)
Exchange-traded	Apple, Inc.	USD	175.00	Jun 2019	60	6,000	257,881	(31,200)
Exchange-traded	Apple, Inc.	USD	180.00	Jun 2019	43	4,300	184,816	(12,126)
Exchange-traded	Apple, Inc.	USD	150.00	Jul 2019	52	5,200	190,968	(140,400)
Exchange-traded	Apple, Inc.	USD	165.00	Jul 2019	83	8,300	219,130	(119,313)
Exchange-traded	Apple, Inc.	USD	170.00	Sep 2019	51	5,100	170,232	(74,078)
Exchange-traded	AT&T, Inc.	USD	29.00	Oct 2019	384	38,400	102,511	(89,088)
Exchange-traded	Bank of America Corp.	USD	26.00	Jun 2019	156	15,600	54,905	(15,678)
Exchange-traded	Bank of America Corp.	USD	23.00	Aug 2019	770	77,000	352,629	(300,300)
Exchange-traded	Booking Holdings, Inc.	USD	1,520.00	Jan 2020	7	700	251,869	(169,295)
Exchange-traded	Bristol-Myers Squibb Company	USD	43.00	Jun 2019	291	29,100	250,829	(80,025)
Exchange-traded	Capital One Financial Corp.	USD	70.00	Jun 2019	99	9,900	131,863	(159,143)
Exchange-traded	Cimarex Energy Company	USD	70.00	Dec 2019	127	12,700	107,563	(33,655)
Exchange-traded	Citigroup, Inc.	USD	65.00	Jun 2019	567	56,700	695,680	(35,154)
Exchange-traded	Citigroup, Inc.	USD	60.00	Sep 2019	192	19,200	136,695	(95,520)
Exchange-traded	Citigroup, Inc.	USD	62.50	Jan 2020	700	70,000	727,958	(351,750)
Exchange-traded	Comcast Corp.	USD	30.00	Jan 2020	367	36,700	270,463	(418,380)
Exchange-traded	CVS Health Corp.	USD	55.00	Jan 2020	180	18,000	213,650	(64,350)
Exchange-traded	D.R. Horton, Inc.	USD	34.00	Aug 2019	294	29,400	229,012	(271,215)
Exchange-traded	Delta Air Lines, Inc.	USD	40.00	Jun 2019	17	1,700	15,027	(19,763)
Exchange-traded	Delta Air Lines, Inc.	USD	50.00	Dec 2019	205	20,500	209,088	(105,575)
Exchange-traded	Delta Air Lines, Inc.	USD	38.00	Jan 2020	400	40,000	473,580	(577,000)
Exchange-traded	Diamondback Energy, Inc.	USD	85.00	Sep 2019	100	10,000	318,363	(172,500)
Exchange-traded	Diamondback Energy, Inc.	USD	90.00	Sep 2019	228	22,800	341,304	(312,360)
Exchange-traded	Dick’s Sporting Goods, Inc.	USD	25.00	Jun 2019	289	28,900	259,220	(273,105)
Exchange-traded	Dollar General Corp.	USD	95.00	Aug 2019	80	8,000	166,955	(261,200)
Exchange-traded	EOG Resources, Inc.	USD	75.00	Oct 2019	131	13,100	258,475	(149,013)
Exchange-traded	EOG Resources, Inc.	USD	70.00	Jan 2020	92	9,200	187,859	(152,024)
Exchange-traded	Everest Re Group, Ltd.	USD	200.00	Oct 2019	61	6,100	177,627	(303,170)
Exchange-traded	Fox Corp.	USD	32.00	Oct 2019	332	33,200	188,227	(151,060)
Exchange-traded	Gilead Sciences, Inc.	USD	65.00	Aug 2019	150	15,000	108,293	(26,325)
Exchange-traded	HCA Healthcare, Inc.	USD	100.00	Sep 2019	67	6,700	150,543	(155,440)
Exchange-traded	HCA Healthcare, Inc.	USD	120.00	Sep 2019	67	6,700	169,974	(56,615)
Exchange-traded	HP, Inc.	USD	18.00	Aug 2019	901	90,100	272,029	(121,635)
Exchange-traded	Intel Corp.	USD	47.00	Jan 2020	255	25,500	190,221	(70,890)
Exchange-traded	JPMorgan Chase & Co.	USD	90.00	Jan 2020	89	8,900	144,353	(164,650)
Exchange-traded	JPMorgan Chase & Co.	USD	97.50	Jan 2020	91	9,100	148,720	(115,343)
Exchange-traded	KeyCorp	USD	16.00	Jun 2019	500	50,000	149,261	(22,750)
Exchange-traded	Las Vegas Sands Corp.	USD	40.00	Jun 2019	53	5,300	74,038	(80,428)
Exchange-traded	Las Vegas Sands Corp.	USD	52.50	Jan 2020	178	17,800	272,683	(117,480)
Exchange-traded	Lear Corp.	USD	125.00	Sep 2019	56	5,600	122,791	(33,600)
Exchange-traded	Liberty Global PLC	USD	22.50	Oct 2019	598	59,800	352,789	(200,330)
Exchange-traded	Lowe’s Companies, Inc.	USD	85.00	Jan 2020	74	7,400	135,394	(97,310)
Exchange-traded	Lowe’s Companies, Inc.	USD	95.00	Jan 2020	93	9,300	169,603	(69,750)
Exchange-traded	Macy’s, Inc.	USD	22.00	Aug 2019	477	47,700	57,774	(38,399)
Exchange-traded	Marathon Petroleum Corp.	USD	60.00	Jun 2019	141	14,100	109,974	(423)
Exchange-traded	McKesson Corp.	USD	105.00	Jan 2020	91	9,100	264,349	(212,940)
Exchange-traded	NetApp, Inc.	USD	55.00	Jun 2019	114	11,400	114,122	(54,435)

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND	5

Options on securities (continued)

Counterparty (OTC)/ Exchange-traded	Name of issuer	Exercise price		Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
Exchange-traded	NetApp, Inc.	USD	50.00	Sep 2019	150	15,000	$205,642	$(157,500)
Exchange-traded	NetApp, Inc.	USD	55.00	Sep 2019	114	11,400	200,861	(77,805)
Exchange-traded	Nuance Communications, Inc.	USD	13.00	Jul 2019	1,543	154,300	419,638	(648,060)
Exchange-traded	Parsley Energy, Inc.	USD	15.00	Jun 2019	1,113	111,300	309,519	(328,335)
Exchange-traded	Tapestry, Inc.	USD	25.00	Aug 2019	290	29,000	176,015	(121,800)
Exchange-traded	TD Ameritrade Holding Corp.	USD	45.00	Nov 2019	458	45,800	392,426	(302,280)
Exchange-traded	The Boeing Company	USD	310.00	Sep 2019	32	3,200	234,812	(135,680)
Exchange-traded	The Goldman Sachs Group, Inc.	USD	190.00	Jun 2019	43	4,300	137,898	(8,063)
Exchange-traded	The Goldman Sachs Group, Inc.	USD	165.00	Jul 2019	94	9,400	196,613	(191,290)
Exchange-traded	The Goldman Sachs Group, Inc.	USD	170.00	Jan 2020	42	4,200	100,069	(97,755)
Exchange-traded	The Kroger Company	USD	23.00	Jul 2019	253	25,300	153,560	(31,246)
Exchange-traded	The Kroger Company	USD	22.00	Oct 2019	336	33,600	148,496	(81,648)
Exchange-traded	The Kroger Company	USD	19.00	Jan 2020	330	33,000	200,494	(160,875)
Exchange-traded	The Mosaic Company	USD	19.00	Dec 2019	424	42,400	225,547	(152,640)
Exchange-traded	The Walt Disney Company	USD	95.00	Jul 2019	125	12,500	260,867	(470,313)
Exchange-traded	The Walt Disney Company	USD	97.50	Jul 2019	84	8,400	130,195	(292,320)
Exchange-traded	Toll Brothers, Inc.	USD	27.00	Jun 2019	305	30,500	259,846	(237,900)
Exchange-traded	Toll Brothers, Inc.	USD	29.00	Jun 2019	257	25,700	219,209	(147,775)
Exchange-traded	Walgreens Boots Alliance, Inc.	USD	62.50	Jul 2019	102	10,200	113,929	(714)
Exchange-traded	Wells Fargo & Company	USD	50.00	Jun 2019	135	13,500	99,152	(338)
Exchange-traded	Wells Fargo & Company	USD	45.00	Jul 2019	157	15,700	79,593	(21,509)
Exchange-traded	Wyndham Hotels & Resorts, Inc.	USD	45.00	Aug 2019	234	23,400	209,886	(204,750)
							$15,039,925	$(10,733,999)
							$15,039,925	$(10,733,999)

Derivatives Currency Abbreviations

USD   U.S. Dollar

See Notes to Fund’s investments regarding investment transactions and other derivatives information.

6	JOHN HANCOCK DISCIPLINED ALTERNATIVE YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2019, all investments are categorized as Level 1 under the hierarchy described above.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended May 31, 2019, the fund wrote option contracts to gain exposure to certain securities markets, substitute for securities purchased, provide downside protection for the fund and generate premium income.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	423Q3	05/19
This report is for the information of the shareholders of John Hancock Disciplined Alternative Yield.		7/19